Carillon ClariVest International Stock Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 94.0%	Shares	Value
Australia - 2.4%
BHP Group Ltd.	68,506	$2,478,720
Commonwealth Bank of Australia	14,712	1,722,876
Evolution Mining Ltd.	539,343	4,856,629
Northern Star Resources Ltd.	339,621	4,937,002
Qantas Airways Ltd.	904,532	5,313,450
Santos Ltd.	881,995	4,827,641
		24,136,318

Belgium - 0.7%
Anheuser-Busch InBev S.A.	99,940	6,914,492

Brazil - 1.1%
Banco Bradesco S.A. - ADR	1,218,676	4,448,168
Vale S.A. - ADR	417,131	6,636,554
		11,084,722

Canada - 8.4%
Agnico Eagle Mines Ltd.	19,700	3,998,770
Bank of Montreal	45,229	6,126,122
Canadian Imperial Bank of Commerce	111,021	10,521,895
Centerra Gold, Inc.	187,000	3,325,699
Fairfax Financial Holdings Ltd.	2,100	3,578,227
Great-West Lifeco, Inc.	159,817	7,484,780
Hudbay Minerals, Inc.	255,739	5,355,242
Kinross Gold Corp.	267,659	8,183,119
Loblaw Cos. Ltd.	88,000	4,011,904
Magna International, Inc.	90,699	5,065,348
Metro, Inc.	34,000	2,326,303
Royal Bank of Canada	69,722	11,270,997
Shopify, Inc. - Class A (a)	47,900	5,683,541
The Bank of Nova Scotia	87,614	6,075,856
WSP Global, Inc.	11,700	1,820,897
		84,828,700

China - 3.3%
Agricultural Bank of China Ltd. - Class H	2,812,000	2,011,438
Bank of China Ltd. - Class H	9,383,000	5,991,381
China Construction Bank Corp. - Class H	3,912,000	4,221,887
Industrial & Commercial Bank of China Ltd. - Class H	4,075,000	3,591,901
JD.com, Inc. - Class A	310,550	4,577,666
Jiangxi Copper Co. Ltd. - Class H	814,000	3,615,165
Tencent Holdings Ltd.	158,800	10,015,894
		34,025,332

Denmark - 0.8%
Danske Bank AS	111,259	5,483,132
Novo Nordisk AS - Class B	65,838	2,409,308
		7,892,440

France - 6.4%
BNP Paribas S.A.	48,396	4,610,400
Capgemini SE	45,128	5,325,061
Eiffage S.A.	31,115	4,772,056
Engie S.A.	292,372	9,422,451
L'Oreal S.A.	5,558	2,269,290
LVMH Moet Hennessy Louis Vuitton SE	5,393	2,948,096
Safran S.A.	10,860	3,553,728
Sanofi S.A.	39,277	3,792,991
Schneider Electric SE	30,718	8,367,058
Societe Generale S.A.	128,555	9,386,734
TotalEnergies SE	75,732	6,950,272
Unibail-Rodamco-Westfield SE REIT	28,659	3,161,836
		64,559,973

Germany - 6.3%
Bayer AG	178,182	8,245,988
Deutsche Bank AG	158,892	4,728,663
Deutsche Lufthansa AG	366,259	3,118,998
Deutsche Telekom AG	192,630	7,189,616
E.ON SE	335,296	7,343,510
Fresenius SE & Co. KGaA	111,192	5,770,421
Heidelberg Materials AG	20,058	4,232,990
Infineon Technologies AG	75,261	3,414,317
MTU Aero Engines AG	10,933	3,988,584
SAP SE	37,401	6,376,252
Siemens AG	23,375	5,694,974
Siemens Energy AG	24,698	4,259,180
		64,363,493

Hong Kong - 0.9%
Alibaba Group Holding Ltd.	598,400	9,379,614

India - 0.8%
Axis Bank Ltd.	236,643	2,930,876
HDFC Bank Ltd.	436,134	3,416,258
ICICI Bank Ltd. - ADR	60,881	1,576,818
		7,923,952

Israel - 1.6%
Bank Leumi Le-Israel B.M.	285,125	6,376,207
Teva Pharmaceutical Industries Ltd. - ADR (a)	316,922	9,545,691
		15,921,898

Italy - 2.9%
Enel SpA	332,199	3,631,893
Eni SpA	183,646	5,221,777
Intesa Sanpaolo SpA	1,206,385	7,296,112
Leonardo SpA	73,250	4,982,450
Prysmian SpA	72,992	8,619,746
		29,751,978

Japan - 17.5%
Astellas Pharma, Inc.	678,200	11,055,892
Central Japan Railway Co.	347,600	9,038,014
Daiwa House Industry Co. Ltd.	84,800	2,660,427
FUJIFILM Holdings Corp.	195,900	3,733,002
Hitachi Ltd.	149,900	4,397,390
ITOCHU Corp.	612,500	7,791,301
Japan Tobacco, Inc.	336,500	12,909,442
KDDI Corp.	545,800	9,293,190
Kioxia Holdings Corp. (a)	44,600	5,824,765
Kirin Holdings Co. Ltd.	240,500	3,825,438
Marubeni Corp.	196,300	7,181,035
Mitsubishi Corp.	163,200	5,598,734
Mitsubishi Estate Co. Ltd.	149,500	4,149,591
Mitsubishi UFJ Financial Group, Inc.	332,800	5,635,614
Mitsui & Co. Ltd.	142,600	5,511,871
Mizuho Financial Group, Inc.	118,700	4,805,423
NEC Corp.	85,700	2,132,481
NTT, Inc.	2,954,800	2,956,179
Otsuka Holdings Co. Ltd.	182,300	12,937,990
Sumitomo Corp.	292,200	10,933,852
Sumitomo Electric Industries Ltd.	189,300	10,756,043
Sumitomo Metal Mining Co. Ltd.	118,000	6,867,978
Sumitomo Mitsui Financial Group, Inc.	232,200	7,634,811
Sumitomo Mitsui Trust Group, Inc.	179,400	5,715,081
Takeda Pharmaceutical Co. Ltd.	206,300	7,597,595
TDK Corp.	478,500	6,215,847
		177,158,986

Netherlands - 4.8%
ArcelorMittal S.A.	94,605	4,906,381
ASML Holding N.V.	12,104	16,095,452
ING Groep N.V.	176,738	4,587,554
JBS N.V. - BDR (a)	198,300	3,548,831
NN Group N.V.	167,455	13,077,614
Prosus N.V. (a)	150,965	6,989,044
		49,204,876

Singapore - 1.3%
DBS Group Holdings Ltd.	146,150	6,503,694
Trip.com Group Ltd. (a)	129,350	6,392,312
		12,896,006

South Korea - 6.4%
Hyundai Motor Co.	32,865	10,124,405
Kia Corp.	38,075	3,759,183
Korea Electric Power Corp.	145,675	4,141,590
LG Uplus Corp.	355,595	3,698,066
Samsung Electronics Co. Ltd.	185,101	21,649,671
SK hynix, Inc.	37,219	21,116,763
		64,489,678

Spain - 3.8%
ACS Actividades de Construccion y Servicios S.A.	39,589	4,828,114
Banco Bilbao Vizcaya Argentaria S.A.	234,747	5,070,458
Banco Santander S.A.	872,945	9,786,388
Iberdrola S.A.	430,777	9,862,328
Repsol S.A.	319,643	8,997,505
		38,544,793

Switzerland - 3.4%
Novartis AG	83,678	12,844,107
Roche Holding AG	24,562	9,802,469
STMicroelectronics N.V.	105,718	3,597,454
UBS Group AG	223,550	8,716,974
		34,961,004

Taiwan - 9.1%
ASE Technology Holding Co. Ltd.	261,000	2,872,609
Asustek Computer, Inc.	290,000	5,093,361
Compal Electronics, Inc.	3,934,000	3,422,083
CTBC Financial Holding Co. Ltd.	2,028,000	3,295,740
Eva Airways Corp.	4,488,354	4,835,946
Hon Hai Precision Industry Co. Ltd.	1,496,000	9,144,702
MediaTek, Inc.	143,000	6,859,020
Quanta Computer, Inc.	319,000	2,870,667
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	131,206	44,341,068
Wistron Corp.	915,000	3,638,601
Yageo Corp.	762,000	6,021,653
		92,395,450

United Kingdom - 12.1%
3i Group PLC	207,730	6,770,087
AstraZeneca PLC	35,696	6,979,952
BAE Systems PLC	216,032	6,333,696
Barclays PLC	2,016,454	10,553,014
BP PLC	290,931	2,277,045
British American Tobacco PLC	171,750	9,971,541
Coca-Cola Europacific Partners PLC	26,436	2,396,952
GSK PLC	353,671	9,741,976
HSBC Holdings PLC	702,476	11,536,406
Imperial Brands PLC	154,465	6,263,179
Lloyds Banking Group PLC	5,376,893	6,664,267
Marks & Spencer Group PLC	538,276	2,425,308
National Grid PLC	338,312	5,710,702
RELX PLC	220,130	7,211,935
Rio Tinto PLC	59,809	5,548,668
Rolls-Royce Holdings PLC	478,226	7,265,367
Shell PLC	155,400	7,197,313
SSE PLC	66,047	2,283,138
Standard Chartered PLC	134,127	2,795,169
Unilever PLC	49,117	2,696,477
		122,622,192
TOTAL COMMON STOCKS (Cost $646,724,441)		953,055,897

EXCHANGE TRADED FUNDS - 2.2%	Shares	Value
China - 1.1%
Xtrackers Harvest CSI 300 China A-Shares Exchange Traded Fund (b)	350,104	11,427,394

India - 1.1%
iShares MSCI India Exchange Traded Fund (a)	222,144	10,405,225
TOTAL EXCHANGE TRADED FUNDS (Cost $20,556,959)		21,832,619

SHORT-TERM INVESTMENTS - 1.1%	Shares	Value
Money Market Funds - 1.1%
First American Government Obligations Fund - Class X, 3.58% (c)	11,434,500	11,434,500
TOTAL SHORT-TERM INVESTMENTS (Cost $11,434,500)		11,434,500

TOTAL INVESTMENTS - 97.3% (Cost $678,715,900)		986,323,016
Other Assets in Excess of Liabilities - 2.7%		27,366,161
TOTAL NET ASSETS - 100.0%		$1,013,689,177

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt BDR - Brazilian Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $11,309,760.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Carillon ClariVest International Stock Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$157,322,782	$795,733,115	$–	$953,055,897
Exchange Traded Funds	21,832,619	–	–	21,832,619
Money Market Funds	11,434,500	–	–	11,434,500
Total Investments	$190,589,901	$795,733,115	$–	$986,323,016

Refer to the Schedule of Investments for further disaggregation of investment categories.